Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2023
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2023

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,907	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	55,456	13,060	15,596	0
(d) VIEs for corporate rehabilitation support business	664	7	0	0
(e) VIEs for investment in securities	180,569	399	0	62,340
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	224,949	155,706	224,949	0
(g) VIEs for securitization of loan receivable originated by third parties	548	1,106	548	0
(h) VIEs for power generation projects	258,396	164,813	187,892	38,099
(i) Other VIEs	168,574	63,864	137,481	0

Total	¥891,063	¥398,956	¥566,466	¥100,439

September 30, 2023

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,838	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	51,898	10,797	15,807	0
(d) VIEs for corporate rehabilitation support business	629	5	0	0
(e) VIEs for investment in securities	212,497	119	0	74,846
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	210,438	161,681	210,438	0
(g) VIEs for securitization of loan receivable originated by third parties	523	1,036	523	0
(h) VIEs for power generation projects	246,629	158,116	189,744	38,099
(i) Other VIEs	208,467	86,653	176,128	0

Total	¥932,919	¥418,408	¥592,640	¥112,945

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2023

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥8,247	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	648,468	10,721	8,805	20,526
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	10,887,430	0	98,742	173,314
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	901,544	0	10,475	10,475
(h) VIEs for power generation projects	16,138	0	3,691	4,491
(i) Other VIEs	1,726,717	3,333	28,835	43,405

Total	¥14,188,544	¥14,054	¥151,539	¥253,202

September 30, 2023

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥8,225	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	890,013	18,201	9,434	28,765
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	15,008,420	0	217,074	309,082
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,225,527	0	10,958	10,958
(h) VIEs for power generation projects	15,872	0	2,436	4,486
(i) Other VIEs	2,116,606	3,733	35,185	55,548

Total	¥19,264,663	¥21,934	¥276,078	¥409,830

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.